Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2015
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$363,674	$363,674	$-	$-	$363,674
Money market investments	2,180,092	2,083,839	96,253	-	2,180,092
Trading account securities, excluding
derivatives[1]	71,659	-	62,687	8,972	71,659
Investment securities available-for-sale[1]	6,062,992	276	6,061,282	1,434	6,062,992
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$98,817	$-	$-	$80,815	$80,815
Collateralized mortgage
obligation-federal agency	86	-	-	91	91
Other	2,000	-	1,740	243	1,983
Total investment securities
held-to-maturity	$100,903	$-	$1,740	$81,149	$82,889
Other investment securities:
FHLB stock	$59,387	$-	$59,387	$-	$59,387
FRB stock	97,740	-	97,740	-	97,740
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,923	-	-	4,966	4,966
Total other investment securities	$172,248	$-	$170,325	$4,966	$175,291
Loans held-for-sale	$137,000	$-	$1,364	$138,031	$139,395
Loans not covered under loss sharing
agreement with the FDIC	21,843,180	-	-	20,849,150	20,849,150
Loans covered under loss sharing
agreements with the FDIC	611,939	-	-	593,002	593,002
FDIC loss share asset	310,221	-	-	313,224	313,224
Mortgage servicing rights	211,405	-	-	211,405	211,405
Derivatives	16,959	-	16,959	-	16,959
	December 31, 2015
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$19,044,355	$-	$19,044,355	$-	$19,044,355
Time deposits	8,165,368	-	8,134,029	-	8,134,029
Total deposits	$27,209,723	$-	$27,178,384	$-	$27,178,384
Federal funds purchased and assets
sold under agreements to repurchase	$762,145	$-	$764,599	$-	$764,599
Other short-term borrowings[2]	$1,200	$-	$1,200	$-	$1,200
Notes payable:
FHLB advances	$761,501	$-	$780,411	$-	$780,411
Unsecured senior debt securities	450,000	-	435,186	-	435,186
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	352,673	-	352,673
Others	19,008	-	-	19,008	19,008
Total notes payable	$1,670,309	$-	$1,568,270	$19,008	$1,587,278
Derivatives	$14,343	$-	$14,343	$-	$14,343
Contingent consideration	$120,380	$-	$-	$120,380	$120,380

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value
Commitments to extend credit	$7,434,108	$-	$-	$1,080	$1,080
Letters of credit	51,710	-	-	572	572

	December 31, 2014
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$381,095	$381,095	$-	$-	$381,095
Money market investments	1,822,386	1,671,477	150,909	-	1,822,386
Trading account securities, excluding
derivatives[1]	138,527	-	129,360	9,167	138,527
Investment securities available-for-sale[1]	5,315,159	323	5,313,511	1,325	5,315,159
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	101,573	-	-	92,597	92,597
Collateralized mortgage
obligation-federal agency	97	-	-	102	102
Other	1,500	-	1,500	-	1,500
Total investment securities
held-to-maturity	$103,170	$-	$1,500	$92,699	$94,199
Other investment securities:
FHLB stock	$66,773	$-	$66,773	$-	$66,773
FRB stock	80,025	-	80,025	-	80,025
Trust preferred securities	13,197	-	12,197	1,000	13,197
Other investments	1,911	-	-	5,028	5,028
Total other investment securities	$161,906	$-	$158,995	$6,028	$165,023
Loans held-for-sale	$106,104	$-	$27,074	$87,862	$114,936
Loans not covered under loss sharing
agreement with the FDIC	18,884,732	-	-	18,079,609	18,079,609
Loans covered under loss sharing
agreements with the FDIC	2,460,589	-	-	2,947,909	2,947,909
FDIC loss share asset	542,454	-	-	481,420	481,420
Mortgage servicing rights	148,694	-	-	148,694	148,694
Derivatives	25,362	-	25,362	-	25,362
	December 31, 2014
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$17,333,090	$-	$17,333,090	$-	$17,333,090
Time deposits	7,474,445	-	7,512,683	-	7,512,683
Total deposits	$24,807,535	$-	$24,845,773	$-	$24,845,773
Federal funds purchased and assets sold
under agreements to repurchase	$1,271,657	$-	$1,269,398	$-	$1,269,398
Other short-term borrowings[2]	$21,200	$-	$20,200	$1,000	$21,200
Notes payable:
FHLB advances	802,198	-	814,877	-	814,877
Unsecured senior debt	450,000	-	460,530	-	460,530
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	379,400	-	379,400
Others	19,830	-	-	19,830	19,830
Total notes payable	$1,711,828	$-	$1,654,807	$19,830	$1,674,637
Derivatives	$23,032	$-	$23,032	$-	$23,032
Contingent consideration	$133,634	$-	$-	$133,634	$133,634

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value
Commitments to extend credit	$7,135,352	$-	$-	$1,716	$1,716
Letters of credit	49,182	-	-	486	486